Schedule I - CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS) (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net revenues		$ 1,901	$ 993	$ 1,008	$ 966	$ 946	$ 985	$ 993	$ 953	$ 4,868	$ 3,877	$ 3,957
Operating expenses
Corporate expense										202	194	196
Other operating costs	[1]									65	91	162
Total operating expenses										4,331	3,651	3,639
Loss from operations		$ 155	$ 83	$ 149	$ 150	$ 92	$ (52)	$ 106	$ 80	537	226	318
Interest expense										(773)	(599)	(683)
Gain on deconsolidation of subsidiaries										31	0	7,125
Restructuring and support expenses										(2,028)	(5,729)	(1,017)
Other income/(loss)										95	(29)	7
Income/(loss) from operations before income taxes										(2,370)	(6,131)	5,750
Income tax benefit/(provision)										1,995	(327)	106
Net income/(loss)										(375)	(6,458)	5,856
Other comprehensive income, net of income taxes										6	(2)	0
Comprehensive income/(loss)										(362)	(3,051)	6,012
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues										2	2	12
Operating expenses
Corporate expense										88	123	117
Other operating costs										24	58	120
Total operating expenses										112	181	237
Loss from operations										(110)	(179)	(225)
Interest expense										(18)	(5)	(4)
Gain on interests in subsidiaries										776	2,933	281
Gain on deconsolidation of subsidiaries										0	0	7,125
Restructuring and support expenses										(1,842)	(5,729)	(1,017)
Other income/(loss)										85	(30)	1
Income/(loss) from operations before income taxes										(1,109)	(3,010)	6,161
Income tax benefit/(provision)										741	(39)	(149)
Net income/(loss)										(368)	(3,049)	6,012
Other comprehensive income, net of income taxes										0	0	0
Comprehensive income/(loss)										$ (368)	$ (3,049)	$ 6,012

[1]	Amounts primarily represent costs incurred in connection with property openings and expansion projects at existing properties, costs associated with the development activities and reorganization activities, and/or recoveries associated with such items.